Loans and Allowance for Credit Losses - Summary of Loans that are Past Due but not Classified as Impaired (Detail) - Financial assets past due but not impaired [member] - CAD ($) $ in Millions	Jan. 31, 2021	Oct. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Total loans	$ 4,937	$ 4,470
Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	1,187	1,392
Credit card, consumer installment and other personal loans [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	3,368	2,546
Business and government loans [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	382	532
90 days or more [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	126	130
90 days or more [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	23	43
90 days or more [member] | Credit card, consumer installment and other personal loans [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	79	65
90 days or more [member] | Business and government loans [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	24	22
1 - 29 days [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	3,848	3,122
1 - 29 days [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	725	806
1 - 29 days [member] | Credit card, consumer installment and other personal loans [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	2,911	2,136
1 - 29 days [member] | Business and government loans [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	212	180
30-89 days [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	963	1,218
30-89 days [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	439	543
30-89 days [member] | Credit card, consumer installment and other personal loans [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	378	345
30-89 days [member] | Business and government loans [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	$ 146	$ 330